UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-07853

                                                         Kalmar Pooled Investment Trust

(Exact name of registrant as specified in charter)

Barley Mill House

3701 Kennett Pike

                                     Wilmington, DE 19807

(Address of principal executive offices) (Zip code)

Ford B. Draper, Jr., President

Barley Mill House

3701 Kennett Pike

                                     Wilmington, DE 19807

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-463-6670

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

KALMAR POOLED INVESTMENT TRUST	Schedule of Investments
“GROWTH-WITH-VALUE” SMALL CAP FUND	March 31, 2016 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCK — 100.1%

Consumer Discretionary — 21.9%

AUTO PARTS — 2.0%
Gentherm, Inc. *	30,965	$1,287,834
LKQ Corp. *	71,305	2,276,769

		3,564,603

ENTERTAINMENT — 2.4%
IMAX Corp. (Canada) *	57,475	1,786,898
Live Nation Entertainment, Inc. *	119,460	2,665,153

		4,452,051

RADIO & TV BROADCASTERS — 1.2%
Entravision Communications Corp. (A Shares)	281,815	2,096,704

RESTAURANTS — 6.5%
Chuy’s Holdings, Inc. * (a)	81,865	2,543,545
Krispy Kreme Doughnuts, Inc. *	189,500	2,954,305
Popeyes Louisiana Kitchen, Inc. *	4,040	210,322
Red Robin Gourmet Burgers, Inc. *	28,065	1,809,351
Texas Roadhouse, Inc.	99,290	4,327,058

		11,844,581

SPECIALTY RETAIL — 6.4%
DSW, Inc. (A Shares) (a)	124,335	3,436,619
Mattress Firm Holding Corp. * (a)	25,376	1,075,689
Shutterfly, Inc. *	40,215	1,864,770
Ulta Salon Cosmetics & Fragrance, Inc. *	17,735	3,435,979
Zumiez, Inc. * (a)	95,630	1,904,950

		11,718,007

TEXTILES APPAREL & SHOES — 3.4%
G-III Apparel Group, Ltd. *	58,620	2,865,932
Oxford Industries, Inc.	50,080	3,366,878

		6,232,810

TOTAL CONSUMER DISCRETIONARY		39,908,756

Consumer Staples — 4.2%

DRUG & GROCERY STORE CHAINS — 1.6%
Smart & Final Stores, Inc. *	179,955	2,915,271

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST	Schedule of Investments—continued
“GROWTH-WITH-VALUE” SMALL CAP FUND	March 31, 2016 (Unaudited)

	Shares	Value (Note 2)

Consumer Staples — (Continued)

FOODS — 2.6%
Performance Food Group Co. * (a)	79,370	$1,853,289
TreeHouse Foods, Inc. * (a)	34,000	2,949,500

		4,802,789

TOTAL CONSUMER STAPLES		7,718,060

Energy — 3.6%

OFFSHORE DRILLING & OTHER SERVICES — 0.3%
Atwood Oceanics, Inc. (a)	65,425	599,947

OIL: CRUDE PRODUCERS — 3.3%
Matador Resources Co. * (a)	138,965	2,634,776
PDC Energy, Inc. * (a)	49,750	2,957,637
Southwestern Energy Co. * (a)	54,100	436,587

		6,029,000

TOTAL ENERGY		6,628,947

Financial Services — 6.1%

ASSET MANAGEMENT & CUSTODIAN — 1.0%
Financial Engines, Inc. (a)	59,590	1,872,914

CONSUMER LENDING — 1.4%
Encore Capital Group, Inc. * (a)	101,800	2,620,332

FINANCIAL DATA & SYSTEMS — 3.7%
Alliance Data Systems Corp. *	15,700	3,454,000
WageWorks, Inc. * (a)	63,235	3,200,323

		6,654,323

TOTAL FINANCIAL SERVICES		11,147,569

Healthcare — 21.0%

BIOTECHNOLOGY — 3.4%
Ligand Pharmaceuticals, Inc. * (a)	32,300	3,459,007
Repligen Corp. * (a)	101,655	2,726,387

		6,185,394

HEALTH CARE FACILITIES — 0.5%
Adeptus Health, Inc. (A Shares) * (a)	15,370	853,650

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST	Schedule of Investments—continued
“GROWTH-WITH-VALUE” SMALL CAP FUND	March 31, 2016 (Unaudited)

	Shares	Value (Note 2)

Healthcare — (Continued)

HEALTHCARE SERVICES — 2.9%
AMN Healthcare Services, Inc * (a)	62,565	$2,102,810
BioTelemetry, Inc. *	115,180	1,345,302
ExamWorks Group, Inc. * (a)	64,270	1,899,821

		5,347,933

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES — 9.5%
Cantel Medical Corp.	13,000	927,680
Cooper Companies, Inc. (The) (a)	25,275	3,891,592
Globus Medical, Inc. (A Shares) * (a)	116,415	2,764,856
ResMed, Inc. (a)	36,010	2,082,098
Vascular Solutions, Inc. * (a)	62,267	2,025,546
West Pharmaceutical Services, Inc.	83,170	5,765,344

		17,457,116

MEDICAL EQUIPMENT — 3.0%
Inogen, Inc. * (a)	71,765	3,227,990
Luminex Corp. *	115,010	2,231,194

		5,459,184

PHARMACEUTICALS — 1.7%
Cambrex Corp. * (a)	46,205	2,033,020
Teligent Inc. * (a)	221,930	1,087,457

		3,120,477

TOTAL HEALTHCARE		38,423,754

Materials & Processing — 7.1%

BUILDING MATERIALS — 2.7%
NCI Building Systems, Inc. *	82,380	1,169,796
Trex Co., Inc. * (a)	77,365	3,708,104

		4,877,900

CHEMICALS: DIVERSIFIED — 2.1%
PolyOne Corp.	124,899	3,778,195

DIVERSIFIED MATERIALS & PROCESSING — 2.3%
Belden, Inc.	70,040	4,299,055

TOTAL MATERIALS & PROCESSING		12,955,150

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST	Schedule of Investments—continued
“GROWTH-WITH-VALUE” SMALL CAP FUND	March 31, 2016 (Unaudited)

	Shares	Value (Note 2)

Producer Durables — 12.5%

BACK OFFICE SUPPORT, HR, AND CONSULTING — 3.3%
CEB, Inc. (a)	44,500	$2,880,485
WNS Holdings, Ltd., ADR *	103,459	3,169,984

		6,050,469

COMMERCIAL SERVICES: RENTAL & LEASING — 1.3%
Mobile Mini, Inc.	73,730	2,434,565

FORMS AND BULK PRINTING SERVICES — 0.8%
InnerWorkings, Inc. *	187,730	1,492,454

INTERNATIONAL TRADE AND DIVERSIFIED LOGISTICS — 1.5%
MSC Industrial Direct Co., Inc. (A Shares)	35,645	2,720,070

MACHINERY: INDUSTRIAL — 1.6%
Middleby Corp. *	27,520	2,938,310

OFFICE SUPPLIES & EQUIPMENT — 2.1%
Electronics For Imaging, Inc. * (a)	88,715	3,760,629

SCIENTIFIC INSTRUMENTS: ELECTRICAL — 1.9%
A.O. Smith Corp.	26,225	2,001,230
EnerSys (a)	25,880	1,442,034

		3,443,264

TOTAL PRODUCER DURABLES		22,839,761

Technology — 22.2%

COMMUNICATIONS TECHNOLOGY — 0.9%
GTT Communications, Inc. *	105,425	1,743,729

COMPUTER SERVICES SOFTWARE & SYSTEMS — 12.4%
Acxiom Corp. *	190,967	4,094,332
Bottomline Technologies, (de) Inc. * (a)	130,010	3,964,005
Callidus Software, Inc. *	219,610	3,663,095
comScore, Inc. * (a)	29,640	890,386
Imperva, Inc. *	19,010	960,005
LogMeIn, Inc. *	38,470	1,941,196
Pegasystems, Inc.	84,740	2,150,701
SPS Commerce, Inc. *	22,545	968,082
Ultimate Software Group, Inc. * (a)	20,535	3,973,523

		22,605,325

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST	Schedule of Investments—continued
“GROWTH-WITH-VALUE” SMALL CAP FUND	March 31, 2016 (Unaudited)

	Shares	Value (Note 2)

Technology — (Continued)

ELECTRONIC COMPONENTS — 2.9%
Methode Electronics, Inc.	87,960	$2,571,950
Rogers Corp. *	45,970	2,752,224

		5,324,174

PRODUCTION TECHNOLOGY EQUIPMENT — 0.5%
Xcerra Corp. *	148,345	967,209

SEMICONDUCTORS & COMPONENTS — 5.3%
CEVA, Inc. *	101,085	2,274,413
Exar Corp. * (a)	162,630	935,123
MaxLinear, Inc. (A Shares) *	203,690	3,768,265
Power Integrations, Inc.	54,250	2,694,055

		9,671,856

TELECOMMUNICATIONS EQUIPMENT — 0.2%
Ruckus Wireless, Inc. * (a)	31,000	304,110

TOTAL TECHNOLOGY		40,616,403

Utilities — 1.5%

TELECOMMUNICATIONS — 1.5%
8X8, Inc. *	269,275	2,708,906

TOTAL UTILITIES		2,708,906

TOTAL COMMON STOCK (COST $110,710,686)		182,947,306

WARRANTS — — %

Energy — — %
Magnum Hunter Resources, Strike price $8.50, Expires 4/15/16 *	186,280	—

TOTAL ENERGY		—

TOTAL WARRANTS (COST $—)		—

SECURITIES LENDING COLLATERAL — 26.7%
BlackRock Liquidity Funds TempFund Portfolio	13,783,757	13,783,757
U.S. Treasury Bill, 0.00%, 04/07/16-10/13/16	1,787,948	1,786,580
U.S. Treasury Bond, 2.75%-6.00%, 02/15/26-08/15/45	12,502,890	14,380,952
U.S. Treasury Inflation Indexed Bond, 0.63%-1.38%, 02/15/43-02/15/44	564,663	637,574

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST	Schedule of Investments—continued
“GROWTH-WITH-VALUE” SMALL CAP FUND	March 31, 2016 (Unaudited)

	Shares	Value (Note 2)
U.S. Treasury Inflation Indexed Note, 0.13%-1.25%, 04/15/18-07/15/25	1,746,648	$1,831,280
U.S. Treasury Note, 0.33%-4.75%, 06/15/16-02/15/25	15,816,151	16,359,400

TOTAL SECURITIES LENDING COLLATERAL (COST $48,779,543)		48,779,543

MONEY MARKET SECURITY — 0.2%

Money Market Fund — 0.2%
BlackRock Liquidity Funds TempFund Portfolio	294,472	294,472

TOTAL MONEY MARKET SECURITY (COST $294,472)		294,472

TOTAL INVESTMENTS (COST $159,784,701) — 127.0%		232,021,321

LIABILITIES IN EXCESS OF OTHER ASSETS — (27.0)%		(49,267,192)

NET ASSETS — 100.0%		$182,754,129

*	Non-income producing security
(a)	All or a portion of the security is on loan. See Note 1 in Notes to Quarterly Schedule of Investment.

   ADR        American Depository Receipt

Aggregate cost	$159,784,701

Gross unrealized appreciation	$74,737,228
Gross unrealized depreciation	(2,500,608)

Net unrealized appreciation	$72,236,620

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST	Notes to Quarterly Schedule of Investments (Unaudited)
“GROWTH-WITH-VALUE” SMALL CAP FUND

1. Security Valuation. A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Common stock and exchange-traded funds: Common stock and exchanged-traded funds are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Securities traded on The Nasdaq Stock Market, Inc. (“NASDAQ”) are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Lacking any sales, the security is valued at the mean between the closing asked and bid price. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

Open-end mutual funds: Investments in open-end mutual funds, including money market funds and securities lending collateral, are valued at their closing net asset value each business day and are categorized in Level 1 of the fair value hierarchy.

Short-term securities: Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value, unless the Trust’s Board of Trustees determines that this does not represent fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy. All other securities are valued at fair value as determined in good faith under the direction of the Board of Trustees.

Fair Value Measurements. The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1	—	quoted prices in active markets for identical securities
• Level 2	—	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used, as of March 31, 2016 in valuing the Fund’s assets carried at fair value:

	Total Value at March 31, 2016	Level 1 Quoted Prices	Level 2 Significant Other Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$182,947,306	$182,947,306	$ —	$—
Securities Lending Collateral	48,779,543	13,783,757	34,995,786	—
Money Market Security	294,472	294,472	—	—

Total	$232,021,321	$197,025,535	$34,995,786	$—

*Please refer to the Schedule of Investments for industry breakout.

At the end of each calendar quarter, management evaluates the classification of Level 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of

KALMAR POOLED INVESTMENT TRUST
Notes to Quarterly Schedule of Investments (Unaudited) - concluded
“GROWTH-WITH-VALUE” SMALL CAP FUND

investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. For the period ended March 31, 2016, there were no transfers between levels 1, 2 and 3 for the Fund.

2. Securities Lending. The Fund may make secured loans of its portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive collateral equal to at least 100% of the current market value of the loaned securities, as marked to market each day that the net asset value of the Fund is determined. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. The Fund will pay administrative and custodial fees in connection with the loan of securities. Collateral is invested in short-term investments and the Fund will bear the risk of loss of the invested collateral. Securities lending will expose the Fund to the risk of loss should a borrower default on its obligation to return the borrowed securities. As of March 31, 2016, the market value of the securities on loan and collateral are $48,311,170 and $13,783,757 in cash and $34,995,786 in non-cash collateral pledged at the broker, respectively.

For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Kalmar Pooled Investment Trust

By (Signature and Title)* /s/ Ford B. Draper, Jr.
Ford B. Draper, Jr., Chief Executive Officer
(principal executive officer)

Date May 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Ford B. Draper, Jr.
Ford B. Draper, Jr., Chief Executive Officer
(principal executive officer)

Date May 18, 2016

By (Signature and Title)* /s/ Cynthia A. Richards
Cynthia A. Richards, Chief Financial Officer
(principal financial officer)

Date May 18, 2016

* Print the name and title of each signing officer under his or her signature.